Total
PAX Sustainable Allocation Fund
Pax Sustainable Allocation Fund (the "Sustainable Allocation Fund") Summary of Key Information
Investment Objectives
The Sustainable Allocation Fund's primary investment objective is to seek income and conservation of principal[1].

As a secondary investment objective, the Sustainable Allocation Fund seeks long-term growth of capital.

[1] Although the Sustainable Allocation Fund seeks conservation of principal, no assurance can be given that the Fund will achieve this objective, and an investment in the Fund involves the risk of loss.

Fees & Expenses
The tables below describe the fees and expenses that you may pay if you buy and hold Institutional Class or Investor Class shares of the Sustainable Allocation Fund.
Shareholder Fees (Fees Paid Directly From Your Investment)
Shareholder Fees - PAX Sustainable Allocation Fund	Institutional Class	Investor Class
Maximum sales charge (load) imposed on purchases (as a % of offering price)	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of original purchase price or net asset value)	none	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - PAX Sustainable Allocation Fund		Institutional Class	Investor Class
Management Fee	[1]	0.05%	0.05%
Distribution and/or Service (12b-1) Fees		none	0.25%
Acquired Fund Fees and Expenses	[2]	0.62%	0.62%
Total Annual Fund Operating Expenses		0.67%	0.92%
[1]	The management fee is a unified fee that includes all of the operating costs and expenses of the Fund (other than taxes, charges of governmental agencies, interest, brokerage commissions incurred in connection with portfolio transactions, distribution and/or service fees payable under a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, acquired fund fees and expenses and extraordinary expenses), including accounting expenses, administrator, transfer agent and custodian fees, Fund legal fees and other expenses.
[2]	Acquired Fund Fees and Expenses ("AFFEs") represent expenses indirectly borne by the Fund through its investment in other investment companies.

Example of Expenses

This example is intended to help you compare the cost of investing in Institutional Class or Investor Class shares of the Sustainable Allocation Fund with the cost of investing in other mutual funds.

The table assumes that an investor invests $10,000 in Institutional Class or Investor Class shares of the Sustainable Allocation Fund for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the Sustainable Allocation Fund's operating expenses remain the same throughout those periods. Although an investor's actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:

Expense Example - PAX Sustainable Allocation Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Institutional Class	68	214	373	835
Investor Class	94	293	509	1,131

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in "Annual Fund Operating Expenses" or in the "Example of Expenses," affect the Sustainable Allocation Fund's performance. During the Sustainable Allocation Fund's most recent fiscal year, the Sustainable Allocation Fund's portfolio turnover rate was 8% of the average value of its portfolio.

Principal Investment Strategies

The Sustainable Allocation Fund follows a multi-asset environmental, social and governance (ESG) strategy that invests in underlying funds that integrate ESG analysis into security selection and portfolio construction.

The Sustainable Allocation Fund uses a team approach to allocate among multiple funds managed by the Adviser ("Underlying Funds") in order to seek to achieve its investment objectives. The Adviser will allocate the Fund's assets among Underlying Funds in its sole discretion. Under normal market conditions, the Sustainable Allocation Fund expects to invest (indirectly through the use of Underlying Funds) approximately 50–75% of its assets in equity securities (such as common stocks, preferred stocks and securities convertible into common or preferred stocks) and 25–50% of its assets in debt securities (including but not limited to debt securities convertible into equity securities).

The Sustainable Allocation Fund's multi-asset ESG strategy is designed to achieve lower volatility by combining complementary investment approaches. Allocation of assets among Underlying Funds is based on such factors as prudent diversification principles, the Adviser's general market outlooks (both domestic and global), historical performance, valuations and other economic factors. The Adviser may periodically adjust asset allocations to favor those Underlying Funds that it believes will provide the most favorable outlook for achieving the Fund's investment objective. The Adviser may periodically adjust the Fund's asset allocations at any time without notice to shareholders and without shareholder approval.

With respect to the fixed income portion of the portfolio, the Sustainable Allocation Fund may, through Underlying Funds, be indirectly invested in (i) securities issued by the U.S. government, its agencies and instrumentalities, (ii) corporate bonds and asset backed securities of all types (including mortgage-backed securities), and (iii) securities of foreign issuers. The Fund may indirectly hold fixed income securities of any rating, including junk bonds (e.g., securities rated lower than BBB- by Standard & Poor's Ratings Group or Baa3 by Moody's Investors Service or unrated securities of comparable quality as determined by the Adviser), though it is not currently anticipated that the Fund will indirectly hold more than 20% of its assets in junk bonds. The Fund may invest in securities of any maturity. The Underlying Funds to be utilized for the fixed income portion of the Fund may include, but are not limited to, Pax Core Bond Fund and Pax High Yield Bond Fund.

With respect to the equity portion of its investment portfolio, the Fund may, through Underlying Funds, be indirectly invested in securities of companies with any market capitalization. The Underlying Funds to be utilized for the equity portion of the Fund may include, but are not limited to, Pax Large Cap Fund, Pax Small Cap Fund, Pax ESG Beta Dividend Fund, Pax Global Opportunities Fund, Pax Global Environmental Markets Fund, Pax Ellevate Global Women's Leadership Fund and Pax MSCI EAFE ESG Leaders Index Fund.

The Sustainable Allocation Fund's portfolio managers use both qualitative analysis and quantitative techniques when allocating the Sustainable Allocation Fund's assets between equity securities and debt securities.

The Sustainable Allocation Fund may, through Underlying Funds, indirectly invest up to 45% of its assets in securities of non-U.S. issuers, including emerging market investments and American Depositary Receipts ("ADRs"), but may indirectly invest no more than 25% of its assets in securities of non-U.S. issuers other than ADRs.

The Sustainable Allocation Fund may utilize derivatives for hedging and for investment purposes. The Sustainable Allocation Fund may also, for cash management purposes, invest in unaffiliated exchange-traded funds ("ETFs") pending reinvestment of such assets in Underlying Funds.

Principal Risks
●	Market Risk Conditions in a broad or specialized market, a sector thereof or an individual industry or other factors including terrorism, war, natural disasters and the spread of infectious disease including epidemics or pandemics such as the recent COVID-19 outbreak may adversely affect security prices, thereby reducing the value of the Fund's investments. To the extent the Fund takes significant positions in one or more specific sectors, countries or regions, the Fund will be subject to the risks associated with such sector(s), country(ies) or region(s) to a greater extent than would be a more broadly diversified fund.

●	Equity Securities Risk The market price of equity securities may fluctuate significantly, rapidly and unpredictably, causing the Fund to experience losses. The prices of equity securities generally are more volatile than the prices of debt securities.

●	Derivatives Risk Derivatives involve special risks and may result in losses. The values of derivatives can be very volatile, especially in unusual market conditions, and that volatility can be exacerbated by the use of leverage, which is common for derivative strategies. Derivatives may be illiquid, and may also be subject to the risk of nonperformance by a transaction counterparty. The Fund may not be able to enter into, or terminate, a derivatives position when desired. Derivatives also may be subject to mispricing and improper valuation, and may increase the amount of taxes payable by shareholders.

●	Non-U.S. Securities Risk Non-U.S. securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-U.S. markets may differ from U.S. markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-U.S. investments are also subject to the effects of local political, social, diplomatic or economic events.

●	Interest Rate Risk The value of debt securities tends to decrease when nominal interest rates rise. Longer-duration securities tend to be more sensitive to interest rate changes, and thus more volatile, than shorter-duration securities. A period of rising interest rates may negatively affect the Fund's performance. For example, if a debt security has a duration of four years, a 1% increase in interest rates could be expected to result in a 4% decrease in the value of the security.

●	Liquidity Risk Liquidity risk is the risk associated with a lack of marketability of investments, which may make it difficult to sell an investment at a desirable time or price. A lack of liquidity may cause the value of an investment to decline. Liquidity risk also may refer to the risk that the Fund could not meet requests to redeem shares of the Fund without significant dilution of remaining investors' interests in the Fund.

●	Credit Risk Changing economic conditions may adversely affect an obligated entity's actual or perceived ability to pay interest or principal on a fixed income security when due, which in turn can adversely affect the price of or income derived from the security.

●	Allocation Risk The allocation techniques and decisions of the investment adviser may not produce the desired results.

●	U.S. Government Securities Risk U.S. government securities that are not issued or guaranteed by the U.S. Treasury are generally more susceptible to loss than are securities that are so issued or guaranteed.

●	Mortgage Risk Mortgage related securities tend to become more sensitive to interest rate changes as interest rates rise, increasing their volatility. When interest rates decline, underlying borrowers may pay off their loans sooner than expected, forcing the Fund to reinvest disposition proceeds at lower prevailing interest rates.

●	Reinvestment Risk Income from the Fund's investments may decline if the Fund is forced to invest the proceeds from matured, called or otherwise disposed of debt securities or convertible securities at interest rates that are below the Fund's earnings rate at that time.

●	Growth Securities Risk The values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

●	Small- and Medium-Sized Capitalization Company Risk Securities of small- and medium-sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.

●	Value Securities Risk Value securities are securities the investment adviser believes are selling at a price lower than their true value, perhaps due to adverse business developments or special risks. If that belief is wrong or remains unrecognized by the market, the price of the securities may decline or may not appreciate as anticipated.

●	Emerging Markets Securities Risk Emerging market securities are likely to have greater exposure to Non-U.S. Securities Risk. In addition, emerging markets generally have less developed economies and securities markets, are more prone to rapid social, political and economic changes, have a higher risk of currency devaluation and have more volatile inflation rates than more developed countries.

●	Underlying Funds and ETFs Risk Investments in shares of Underlying Funds and ETFs are subject to the fees, expenses and risks of those Underlying Funds or ETFs. If an Underlying Fund or ETF seeks to track the performance of an index, the value of the Fund's investment in such Underlying Fund or ETF also would fluctuate with the value of the index. The Adviser has a conflict of interest in selecting investments for the Fund because the Underlying Funds, unlike unaffiliated ETFs, pay fees to the Adviser, and the fees paid to it by some Underlying Funds are higher than the fees paid by other Underlying Funds.

As with all mutual funds, investors may lose money by investing in the Sustainable Allocation Fund.

The foregoing descriptions are only summaries. Please see "About the Funds—Principal Risks" on page 114 for more detailed descriptions of the foregoing risks.

Performance Information

The bar chart below presents the calendar year total returns for Investor Class shares of the Sustainable Allocation Fund before taxes. The bar chart is intended to provide some indication of the risk of investing in the Sustainable Allocation Fund by showing changes in the Sustainable Allocation Fund's performance from year to year. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Investor Class

For the periods shown in the bar chart:	Best quarter: 3rd quarter 2010, 10.37%
Worst quarter: 3rd quarter 2011, -13.77%

Average Annual Total Returns The performance table below presents the average annual total returns for Investor Class and Institutional Class shares of the Sustainable Allocation Fund. The performance table is intended to provide some indication of the risks of investment in the Sustainable Allocation Fund by showing how the Sustainable Allocation Fund's average annual total returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds, each over a one-year, five-year and ten-year period. After-tax performance is presented only for Investor Class shares of the Fund. After-tax returns for Institutional Class shares may vary. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder's own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-advantaged arrangements (such as 401(k) plans and individual retirement accounts). As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Average Annual Total Returns - PAX Sustainable Allocation Fund		1 Year	5 Years	10 Years
Institutional Class	[1]	21.17%	6.93%	8.07%
Investor Class	[1]	20.83%	6.66%	7.80%
Investor Class | After Taxes on Distributions	[1]	18.09%	4.84%	6.19%
Investor Class | After Taxes on Distributions and Sales	[1]	13.83%	4.84%	5.96%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	[2],[3]	31.49%	11.70%	13.56%
Blended Index (reflects no deduction for fees, expenses or taxes)	[3],[4],[5]	22.18%	8.37%	9.77%
Morningstar Alloction - 50% to 70% Equity	[3],[6]	19.23%	6.22%	7.90%
[1]	For more recent month-end performance data, please visit www.impaxam.com or call us at 800.767.1729.
[2]	The S&P 500 Index is an unmanaged index of large capitalization common stocks.
[3]	Unlike the Sustainable Allocation Fund, the S&P 500 Index, the Bloomberg Barclays U.S. Aggregate Bond Index and the Morningstar Allocation - 50% to 70% Equity are not investments, are not professionally managed and have no policy of sustainable investing. One cannot invest directly in any index.
[4]	The Blended Index is composed of 60% S&P 500 Index/40% Bloomberg Barclays U.S. Aggregate Bond Index.
[5]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad base index, maintained by Bloomberg L.P. often used to represent investment grade bonds being traded in the United States.
[6]	Morningstar Allocation – 50% to 70% Equity seeks to provide both capital appreciation and income by investing in three major areas: stocks, bonds and cash. These portfolios tend to hold larger positions in stocks than conservative-allocation portfolios. These portfolios typically have 50% to 70% of assets in equities and the remainder in fixed income and cash.